Stockholders' Equity (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2016 USD ($) director shares	Jun. 30, 2015 director
Stockholders' Equity
Number of directors who elected to receive their compensation in shares | director	0	0
Manager's employees
Stockholders' Equity
Vesting period	0 years
Contractual obligation for any stock to be granted | $	$ 0
Newly issued shares | shares	17,608